Guarantor and Non-Guarantor Financial Information (Details 2) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by Operating Activities	$ 1,059.0	$ 1,461.0	$ 739.1
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0.0	7.9	(1,320.5)
Equity investment in affiliate	0.0	(16.0)	0.0
Additions to property, plant, and equipment	(192.4)	(201.4)	(247.7)
Proceeds from sale of investment	40.6	0.0	0.0
Proceeds from divestiture	0.0	193.7	0.0
Proceeds from disposal of property, plant, and equipment	0.5	4.0	2.6
Equity investments in subsidiaries			0.0
(Disbursements of) repayments from intercompany loans	0.0	0.0	0.0
Other – net	(38.4)	33.5	(30.1)
Net Cash (Used for) Provided by Investing Activities	(189.7)	21.7	(1,595.7)
FINANCING ACTIVITIES
Short-term borrowings (repayments) – net	170.0	58.0	(22.4)
Proceeds from long-term debt	0.0	0.0	5,382.5
Repayments of long-term debt, including make-whole payments	(200.0)	(800.0)	(4,193.9)
Quarterly dividends paid	(339.3)	(316.6)	(254.0)
Purchase of treasury shares	(437.6)	(441.1)	(24.3)
Investments in subsidiaries			0.0
Intercompany payable	0.0	0.0	0.0
Other – net	0.8	0.8	(30.6)
Net Cash (Used for) Provided by Financing Activities	(806.1)	(1,498.9)	857.3
Effect of exchange rate changes on cash	(6.2)	0.4	(28.6)
Net increase (decrease) in cash and cash equivalents	57.0	(15.8)	(27.9)
Cash and cash equivalents at beginning of year	109.8	125.6	153.5
Cash and Cash Equivalents at End of Year	166.8	109.8	125.6
Eliminations [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by Operating Activities	0.0	0.0	0.0
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired		0.0	0.0
Equity investment in affiliate		0.0
Additions to property, plant, and equipment	0.0	0.0	0.0
Proceeds from sale of investment	0.0
Proceeds from divestiture		0.0
Proceeds from disposal of property, plant, and equipment	0.0	0.0	0.0
Equity investments in subsidiaries			2,715.3
(Disbursements of) repayments from intercompany loans	667.1	1,564.5	287.3
Other – net	0.0	0.0	0.0
Net Cash (Used for) Provided by Investing Activities	667.1	1,564.5	3,002.6
FINANCING ACTIVITIES
Short-term borrowings (repayments) – net	0.0	0.0	0.0
Proceeds from long-term debt			0.0
Repayments of long-term debt, including make-whole payments	0.0	0.0	0.0
Quarterly dividends paid	0.0	0.0	0.0
Purchase of treasury shares	0.0	0.0	0.0
Investments in subsidiaries			(2,715.3)
Intercompany payable	(667.1)	(1,564.5)	(287.3)
Other – net	0.0	0.0	0.0
Net Cash (Used for) Provided by Financing Activities	(667.1)	(1,564.5)	(3,002.6)
Effect of exchange rate changes on cash	0.0	0.0	0.0
Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0
Cash and cash equivalents at beginning of year	0.0	0.0	0.0
Cash and Cash Equivalents at End of Year	0.0	0.0	0.0
The J.M. Smucker Company (Parent) [Member] | Operating Segments [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by Operating Activities	172.7	(190.1)	245.1
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired		0.0	(1,240.0)
Equity investment in affiliate		0.0
Additions to property, plant, and equipment	(32.1)	(71.8)	(56.3)
Proceeds from sale of investment	0.0
Proceeds from divestiture		193.7
Proceeds from disposal of property, plant, and equipment	0.1	3.7	0.0
Equity investments in subsidiaries			(2,715.3)
(Disbursements of) repayments from intercompany loans	0.0	0.0	0.0
Other – net	(0.2)	(1.2)	0.0
Net Cash (Used for) Provided by Investing Activities	(32.2)	124.4	(4,011.6)
FINANCING ACTIVITIES
Short-term borrowings (repayments) – net	170.0	58.0	(5.3)
Proceeds from long-term debt			5,382.5
Repayments of long-term debt, including make-whole payments	(200.0)	(800.0)	(1,580.8)
Quarterly dividends paid	(339.3)	(316.6)	(254.0)
Purchase of treasury shares	(437.6)	(441.1)	(24.3)
Investments in subsidiaries			0.0
Intercompany payable	667.1	1,564.5	287.3
Other – net	0.8	0.8	(38.6)
Net Cash (Used for) Provided by Financing Activities	(139.0)	65.6	3,766.8
Effect of exchange rate changes on cash	0.0	0.0	0.0
Net increase (decrease) in cash and cash equivalents	1.5	(0.1)	0.3
Cash and cash equivalents at beginning of year	7.0	7.1	6.8
Cash and Cash Equivalents at End of Year	8.5	7.0	7.1
Guarantor Subsidiaries [Member] | Operating Segments [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by Operating Activities	154.8	151.4	87.8
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired		0.0	0.0
Equity investment in affiliate		0.0
Additions to property, plant, and equipment	(47.2)	(53.7)	(93.3)
Proceeds from sale of investment	0.0
Proceeds from divestiture		0.0
Proceeds from disposal of property, plant, and equipment	0.0	0.1	1.1
Equity investments in subsidiaries			0.0
(Disbursements of) repayments from intercompany loans	(105.8)	(99.4)	10.2
Other – net	(1.8)	1.6	(5.8)
Net Cash (Used for) Provided by Investing Activities	(154.8)	(151.4)	(87.8)
FINANCING ACTIVITIES
Short-term borrowings (repayments) – net	0.0	0.0	0.0
Proceeds from long-term debt			0.0
Repayments of long-term debt, including make-whole payments	0.0	0.0	0.0
Quarterly dividends paid	0.0	0.0	0.0
Purchase of treasury shares	0.0	0.0	0.0
Investments in subsidiaries			0.0
Intercompany payable	0.0	0.0	0.0
Other – net	0.0	0.0	0.0
Net Cash (Used for) Provided by Financing Activities	0.0	0.0	0.0
Effect of exchange rate changes on cash	0.0	0.0	0.0
Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0
Cash and cash equivalents at beginning of year	0.0	0.0	0.0
Cash and Cash Equivalents at End of Year	0.0	0.0	0.0
Non-Guarantor Subsidiaries [Member] | Operating Segments [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by Operating Activities	731.5	1,499.7	406.2
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired		7.9	(80.5)
Equity investment in affiliate		(16.0)
Additions to property, plant, and equipment	(113.1)	(75.9)	(98.1)
Proceeds from sale of investment	40.6
Proceeds from divestiture		0.0
Proceeds from disposal of property, plant, and equipment	0.4	0.2	1.5
Equity investments in subsidiaries			0.0
(Disbursements of) repayments from intercompany loans	(561.3)	(1,465.1)	(297.5)
Other – net	(36.4)	33.1	(24.3)
Net Cash (Used for) Provided by Investing Activities	(669.8)	(1,515.8)	(498.9)
FINANCING ACTIVITIES
Short-term borrowings (repayments) – net	0.0	0.0	(17.1)
Proceeds from long-term debt			0.0
Repayments of long-term debt, including make-whole payments	0.0	0.0	(2,613.1)
Quarterly dividends paid	0.0	0.0	0.0
Purchase of treasury shares	0.0	0.0	0.0
Investments in subsidiaries			2,715.3
Intercompany payable	0.0	0.0	0.0
Other – net	0.0	0.0	8.0
Net Cash (Used for) Provided by Financing Activities	0.0	0.0	93.1
Effect of exchange rate changes on cash	(6.2)	0.4	(28.6)
Net increase (decrease) in cash and cash equivalents	55.5	(15.7)	(28.2)
Cash and cash equivalents at beginning of year	102.8	118.5	146.7
Cash and Cash Equivalents at End of Year	$ 158.3	$ 102.8	$ 118.5